VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Par Value	Value
Municipal Bonds(1)—89.9%
Alabama—1.4%
Southeast Energy Authority A Cooperative District, Natural Gas Revenue, Series E 5.000%, 10/1/30	$1,500	$1,592
California—1.8%
California County Tobacco Securitization Agency Revenue, Series A
5.000%, 6/1/27	100	102
5.000%, 6/1/28	100	104
California State Public Works Board,
Various Capital Project Revenue, Series A 5.000%, 9/1/38	1,250	1,402
Various Capital Project Revenue, Series A 5.000%, 9/1/47	500	529
		2,137

Colorado—4.6%
Board of Governors of Colorado State University System, System Enterprise Revenue, Series C 5.000%, 3/1/36	1,360	1,527
City of Colorado Springs Co. Utilities System Revenue, Series B 5.000%, 11/15/43	1,180	1,280
Colorado Bridge & Tunnel Enterprise, Miscellaneous Revenue, Series A (AG Insured) 5.250%, 12/1/54	500	520
Regional Transportation District, Sales Tax Revenue, Series A
5.000%, 1/15/27	900	912
5.000%, 7/15/27	1,025	1,045
		5,284

Connecticut—2.0%
State of Connecticut, General Obligation, Series B
5.000%, 12/1/29	500	542
5.000%, 12/1/34	1,500	1,720
		2,262

Florida—8.5%
City of Jacksonville, General Fund Revenue 5.000%, 10/1/37	1,155	1,298
Florida Municipal Power Agency Revenue, Series A
3.000%, 10/1/32	750	719
3.000%, 10/1/33	750	709
Marion County School Board, Certificates of Participation (AG Insured) 5.000%, 6/1/43	1,530	1,617
Miami-Dade Seaport Department County Revenue, Senior Bonds, Series A (AMT) 5.000%, 10/1/40	2,500	2,598
Orange County School Board, Certificates of Participation, Series A 5.000%, 8/1/34	1,650	1,869
Tampa Bay Water, Water Revenue, Series A 5.000%, 10/1/49	1,040	1,078
		9,888

	Par Value	Value

Georgia—3.3%
Atlanta Urban Redevelopment Agency, Surface Transportation & Infrastructure Project Revenue, Series B 5.000%, 7/1/37	$1,350	$1,516
Jackson County School District, General Obligation State AID Withholding 5.000%, 3/1/35	2,000	2,293
		3,809

Illinois—3.9%
City of Chicago Wastewater Transmission Revenue, Second Lien,
Series A (AG Insured) 5.250%, 1/1/40	2,650	2,841
Series B (AG Insured) 5.000%, 1/1/38	1,000	1,071
City of Chicago, General Obligation, Series E 6.000%, 1/1/42	525	570
		4,482

Indiana—3.6%
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Revenue 5.250%, 1/1/41	3,870	4,152
Louisiana—2.8%
State of Louisiana, General Obligation,
Series B 5.000%, 6/1/37	415	467
Series E 5.000%, 9/1/27	1,000	1,034
Series E 5.000%, 9/1/31	1,550	1,725
		3,226

Maryland—2.3%
Anne Arundel County, General Obligation 5.000%, 10/1/30	2,615	2,646
Massachusetts—1.9%
Commonwealth of Massachusetts, General Obligation, Series E 5.000%, 8/1/41	1,015	1,122
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Senior Bond, Series B 5.000%, 7/1/40	1,000	1,113
		2,235

Mississippi—2.7%
State of Mississippi, General Obligation, Series C 5.000%, 10/1/36	3,000	3,132
Nevada—0.7%
Las Vegas Convention & Visitors Authority, Hotel Occupancy Tax Revenue, Series A 5.000%, 7/1/49	760	777
See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

New Jersey—3.3%
New Jersey Transportation Trust Fund Authority Revenue,
Series A 5.000%, 6/15/35	$1,390	$1,571
Series AA 5.250%, 6/15/41	2,000	2,204
		3,775

New York—13.2%
Battery Park City Authority,
Miscellaneous Revenue 5.000%, 11/1/43	1,155	1,278
Miscellaneous Revenue 5.000%, 11/1/50	1,000	1,039
New York City Municipal Water Finance Authority, Water Revenue,
Series AA 5.000%, 6/15/49	915	947
Series DD 5.000%, 6/15/38	1,000	1,149
Series DD 5.000%, 6/15/46	1,000	1,058
Series EE 5.000%, 6/15/45	1,445	1,478
New York City Transitional Finance Authority, Income Tax Revenue,
Series A-1 5.000%, 5/1/45	3,000	3,131
Series H-1 5.000%, 11/1/41	500	543
Series H-1 5.500%, 11/1/51	345	369
New York State Dormitory Authority, Series A 5.000%, 3/15/27	1,130	1,157
Port Authority of New York & New Jersey, (AMT) 5.000%, 10/15/30	1,000	1,084
Utility Debt Securitization Authority
Revenue, Series TE-2 5.000%, 12/15/38	1,005	1,148
Revenue, Series TE-2 5.000%, 12/15/41	750	842
		15,223

North Carolina—0.9%
City of Fayetteville, Public Works Commission Revenue 4.000%, 3/1/55	1,095	997
Ohio—1.2%
Franklin County, Nationwide Children’s Hospital Revenue, Series A 5.250%, 11/1/55	650	670
State of Ohio, General Obligation, Series A 5.000%, 3/1/43	700	766
		1,436

	Par Value	Value

Oklahoma—1.0%
Oklahoma Water Resources Board, Clean Water Program Revenue 5.000%, 4/1/42	$1,100	$1,191
Oregon—2.0%
Oregon State Lottery Revenue, Series A 5.250%, 4/1/42	500	558
Port of Portland, Airport Revenue, Series 24B (AMT)
5.000%, 7/1/26	750	754
5.000%, 7/1/30	1,000	1,014
		2,326

Pennsylvania—7.1%
City of Philadelphia, General Obligation, Series C 5.000%, 8/1/32	4,300	4,813
Pennsylvania Economic Development Financing Authority, PENNDOT Major Bridges Revenue (AMT) 5.250%, 6/30/35	750	813
Pennsylvania Turnpike Commission, Toll Highway Revenue,
First Subordinate Series 5.000%, 12/1/39	1,000	1,084
Series B 5.250%, 12/1/41	1,000	1,089
Series B 5.250%, 12/1/52	400	415
		8,214

South Carolina—0.9%
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group Revenue, Series A 5.250%, 11/1/41	1,000	1,084
Texas—19.7%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue (PSF-GTD Insured) 4.500%, 8/15/53	430	407
Central Texas Regional Mobility Authority, Toll Highway Revenue, Senior Lien, Series E
5.000%, 1/1/29	500	529
5.000%, 1/1/30	1,300	1,397
City of Austin Water & Wastewater System Revenue 5.000%, 11/15/47	1,240	1,303
City of Austin, General Obligation 5.000%, 9/1/28	10	11
City of Dallas, Waterworks & Sewer System Revenue, Series A 5.000%, 10/1/31	6,845	6,921
City of Houston, Combined Utility System Revenue, First Subordinate Lien, Series A 5.000%, 11/15/38	1,400	1,539
Clifton Higher Education Finance Corp., Revenue (PSF-GTD Insured) 5.000%, 8/15/35	1,715	1,775
Dallas Fort Worth International Airport Revenue, Series C (AMT) 5.000%, 11/1/29	750	800
See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
	Par Value	Value

Texas—continued
Lovejoy Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/31	$1,020	$1,120
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/31	500	524
Permanent University Fund - University of Texas System Revenue, Series B 5.000%, 7/1/36	1,300	1,490
Spring Branch Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/1/29	1,200	1,279
State of Texas, General Obligation 5.000%, 10/1/43	2,500	2,720
Wichita Falls Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/1/29	1,000	1,031
		22,846

Utah—1.1%
City of Salt Lake City, Airport Revenue, Series A (AMT) 5.250%, 7/1/36	1,145	1,262
Total Municipal Bonds (Identified Cost $103,857)		103,976

Total Long-Term Investments—89.9% (Identified Cost $103,857)		103,976

	Shares	Value
Short-Term Investments—10.5%
Money Market Mutual Funds—10.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 3.531%)(2)	590,293	$590
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 3.520%)(2)	11,610,370	11,611
Total Short-Term Investments (Identified Cost $12,201)		12,201

TOTAL INVESTMENTS—100.4% (Identified Cost $116,058)		$116,177
Other assets and liabilities, net—(0.4)%		(513)
NET ASSETS—100.0%		$115,664

Abbreviations:
AG	Assured Guaranty Inc.
AMT	Alternative Minimum Tax
PSF-GTD	Permanent School Fund Guarantee Program

Footnote Legend:
(1)	At March 31, 2026, 12.0% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$103,976	$—	$103,976
Money Market Mutual Funds	12,201	12,201	—
Total Investments	$116,177	$12,201	$103,976
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
As approved by the Board of Trustees of the Trust, pursuant to an Agreement and Plan of Reorganization, Seix High Grade Municipal Bond Fund (the “Acquired Fund”) will reorganize with and into Seix Investment Grade Tax-Exempt Bond Fund (the “Acquiring Fund”), a separate series of the Trust, on or about June 12, 2026. The Acquired Fund and the Acquiring Fund have the same Board of Trustees and subadviser, as well as the same portfolio manager.
As approved by the Board of Trustees of Virtus Opportunities Trust, pursuant to an Agreement and Plan of Reorganization, Virtus Seix Tax-Exempt Bond Fund (the “Acquired Fund”) will reorganize with and into Virtus Seix Investment Grade Tax-Exempt Bond Fund (the “Acquiring Fund”), a series of Virtus Asset Trust, on or about June 12, 2026. The Acquired Fund and the Acquiring Fund have the same Board of Trustees and subadviser, as well as the same portfolio manager.
See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
Effective June 12, 2026, Seix Investment Grade Tax-Exempt Bond Fund will change its name to Virtus Newfleet Intermediate Municipal Bond Fund and
Newfleet will replace Seix as the Subadviser.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.